Labor and social obligations (Details 1)	12 Months Ended
Dec. 31, 2023
More Than Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
Compensation balance percentage	20.00%
Compensation of work percentage	20.00%
Later Than Eleven Years Not More Than Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
Compensation balance percentage	12.50%
Compensation of work percentage	12.50%
Later Than Six Years Not More Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Compensation balance percentage	5.00%
Compensation of work percentage	5.00%
More Than One Year Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Compensation balance percentage	2.50%
Compensation of work percentage	2.50%